SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Anchor Advisor Variable Annuity

Polaris Advisor Variable Annuity

Polaris Advisor III Variable Annuity

Polaris Protector Variable Annuity

PolarisAmerica Variable Annuity

Vista Capital Advantage Variable Annuity

WM Diversified Strategies Variable Annuity

Polaris II Platinum Series Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris Plus Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Choice Variable Annuity

Polaris Choice III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Variable Annuity

Polaris II Variable Annuity

Vista Capital Advantage Variable Annuity

Effective on or about May 3, 2021, the following Underlying Funds of the SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By
SA Legg Mason BW Large Cap Value Portfolio	SA Franklin BW U.S. Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA Legg Mason Tactical Opportunities Portfolio	SA Franklin Tactical Opportunities Portfolio	QS Investors, LLC

Dated:  May 3, 2021

Please keep this Supplement with your prospectus.